SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
SEGMENT INFORMATION
3.	SEGMENT INFORMATION

The Group comprises two main geographical segments (i) the Americas and (ii) Rest of World. The Group’s geographical segments are determined by the location of the Group’s assets and operations. The Group has also presented a geographical analysis of the segmental data for Ireland as is consistent with the information used by the Board of Directors.

The reportable operating segments derive their revenue primarily from one source (i.e. the market for diagnostic tests for a range of diseases and other medical conditions). In determining the nature of its segmentation, the Group has considered the nature of the products, their risks and rewards, the nature of the production base, the customer base and the nature of the regulatory environment. The Group acquires, manufactures and markets a range of diagnostic products. The Group’s products are sold to a similar customer base and the main body whose regulations the Group’s products must comply with is the Food and Drug Administration (“FDA”) in the US.

The following presents revenue and profit information and certain asset and liability information regarding the Group’s geographical segments.

i)	The distribution of revenue by major product group was as follows:

	Six-month period ended
Revenue	June 30,2025 US$‘000	June 30,2024 US$‘000
Clinical laboratory goods	14,404	20,397
Clinical laboratory services	1,953	2,582
Point-of-care products	2,044	7,568

	18,401	30,547

ii)	The distribution of segment results by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
Six-month period ended June 30, 2025	US$‘000	US$‘000	US$‘000	US$‘000
Result before restructuring costs, impairment and unallocated expenses	(324)	(6,620)	(103)	(7,047)
Restructuring costs	(421)	(1,980)	(58)	(2,459)
Once off costs	186	-	-	186
Impairment	(28)	-	-	(28)

Result after restructuring costs and impairment	(587)	(8,600)	(161)	(9,348)
Unallocated expenses *				(685)

Operating loss				(10,033)
Net financing expense				(4,431)

Loss before tax				(14,464)
Income tax expense				(300)

Loss for the period on continuing operations				(14,764)
Profit for the period on discontinued operations				-

Loss for the six-month period				(14,764)

The distribution of segment results by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
Six-month period ended June 30, 2024	US$‘000	US$‘000	US$‘000	US$‘000
Result before restructuring costs, impairment and unallocated expenses	(1,050)	(2,268)	(26)	(3,344)
Restructuring costs	(1,303)	(636)	-	(1,939)
Impairment	(446)	-	-	(446)

Result after impairment	(2,799)	(2,904)	(26)	(5,729)
Unallocated expenses *				(1,364)

Operating loss				(7,093)
Net financing expense				(3,045)

Loss before tax				(10,138)
Income tax credit				64

Loss for the period on continuing operations				(10,074)
Profit for the period on discontinued operations				-

Loss for the six-month period				(10,074)

*	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.

iii)	The distribution of segment assets and liabilities by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
As at June 30, 2025	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	34,124	59,968	16	94,108
Unallocated assets:
Income tax assets (current and deferred)				3,977
Cash and cash equivalents and short-term investments				1,546

Total assets as reported in the Statement of Financial Position				99,631

Segment liabilities	94,077	50,016	42	144,135
Unallocated liabilities:
Income tax liabilities (current and deferred)				5,034

Total liabilities as reported in the Statement of Financial Position				149,169

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2024	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	32,798	61,254	-	94,052
Unallocated assets:
Income tax assets (current and deferred)				4,071
Cash and cash equivalents and short-term investments				5,167

Total assets as reported in the Statement of Financial Position				103,290

Segment liabilities	84,863	48,621	62	133,546
Unallocated liabilities:
Income tax liabilities (current and deferred)				4,925

Total liabilities as reported in the Statement of Financial Position				138,471